Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 8—LEASES

Operating Leases

The following was included in the condensed consolidated balance sheets at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Operating lease right-of-use assets	$3,304,287	$3,818,498

Operating lease liabilities, current portion	1,096,428	1,038,978
Operating lease liabilities, long-term	2,372,922	2,932,686
Total operating lease liabilities	$3,469,350	$3,971,664

Weighted-average remaining lease term (months)	38	43
Weighted average discount rate	9.35%	9.04%

Rent expense for the three and six months ended June 30, 2024 was $380,320 and $760,401, respectively. Rent expense for the three and six months ended June 30, 2023 was $350,857 and $652,413, respectively.

As of June 30, 2024, maturities of operating lease liabilities were as follows:

Year Ending December 31,	Amount
2024 (remaining)	$674,591
2025	1,304,733
2026	1,032,656
2027	766,969
2028	273,660
Total	4,052,609
Less: imputed interest	(583,259)
Total operating lease liabilities	$3,469,350

Finance Leases

As of June 30, 2024, maturities of financing lease liabilities were as follows:

Year Ending December 31,	Amount
2024 (remaining)	$105,665
2025	211,332
2026	211,332
2027	210,042
2028	28,833
Total	821,779
Less: amount representing interest	(74,684)
Total finance lease liabilities	$692,520

As of June 30, 2024, the weighted-average remaining lease term for all finance leases is 43 months and the weighted average discount rate is 5.14%.

NOTE 10—LEASES

The Company leases office and warehouse space, machinery and other equipment. The majority of the Company’s leases are classified as ROU operating leases, which are included in operating ROU assets and operating lease liabilities in the Company’s consolidated balance sheets. Finance leases are included in property and equipment and finance lease liabilities in the Company’s consolidated balance sheets.

Operating Leases

In April 2022, Wolo entered into a lease amendment to renew its office and warehouse space in the automotive supplies segment, located in Deer Park, New York. The lease renewal commenced on August 1, 2022 and shall expire on July 31, 2025. Under the terms of the lease renewal, Wolo will lease the premises at the monthly rate of $7,518 for the first year, with scheduled annual increases. The lease agreement contains customary events of default, representations, warranties, and covenants. The remeasurement of the ROU asset and liability associated with this operating lease was $254,713.

In July 2023, ICU Eyewear entered into a lease amendment to renew its office and warehouse space in the retail and eyewear segment, located in Hollister, California. The lease renewal commenced on July 1, 2023 and shall expire on June 30, 2028. Under the terms of the lease renewal, ICU Eyewear will lease the premises at the monthly rate of $35,000 for the first year, with scheduled annual increases. The lease agreement contains customary events of default, representations, warranties, and covenants. The initial measurement of the right-of-use asset and liability associated with this operating lease was $1,827,063.

Operating leases as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Operating lease right-of-use assets	$3,818,498	$2,854,196

Operating lease liabilities, current portion	1,038,978	713,100
Operating lease liabilities, long-term	2,932,686	2,237,797
Total operating lease liabilities	$3,971,664	$2,950,897

Weighted-average remaining lease term (months)	43	47
Weighted average discount rate	9.04%	4.36%

The components of operating lease expense consisted of the following for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Fixed operating lease expense	$1,095,515	$700,091
Variable operating lease expense	485,048	354,845
Total operating lease expense	$1,580,563	$1,054,936

Estimated future minimum payments of operating leases for the next five years consists of the following as of December 31, 2023:

Year Ending December 31,	Amount
2024	$1,332,327
2025	1,304,733
2026	1,032,656
2027	766,969
2028	273,660
Total	4,710,345
Less: imputed interest	(738,681)
Total operating lease liabilities	$3,971,664

Financing Leases

On March 28, 2022, Kyle’s entered into an equipment financing lease to purchase machinery and equipment for $316,798, which matures in January 2028.

On April 11, 2022, Kyle’s entered into an equipment financing lease to purchase machinery and equipment for $11,706, which matures in June 2027.

On July 13, 2022, Kyle’s entered into an equipment financing lease to purchase machinery and equipment for $240,260, which matures in June 2028.

Finance leases as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Machinery and equipment	$1,126,004	$1,126,004
Office furniture and equipment	18,482	18,482
Total leased equipment (property and equipment)	1,144,486	1,144,486
Less: accumulated depreciation	(435,834)	(200,010)
Total leased equipment, net	$708,652	$944,476

Finance lease liabilities, current portion	178,906	185,718
Finance lease liabilities, long-term	605,242	784,148
Total finance lease liabilities	$784,148	$969,866

Weighted-average remaining lease term (months)	49	60
Weighted average discount rate	5.15%	5.15%

The components of finance lease expense consisted of the following for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Depreciation expense	$235,824	$195,561
Interest expense	49,754	49,784
Total finance lease expense	$285,578	$245,345

Estimated future minimum payments of finance leases for the next five years consists of the following as of December 31, 2023:

Year Ending December 31,	Amount
2024	$218,099
2025	211,332
2026	211,332
2027	210,042
2028	28,833
Total	879,638
Less: amount representing interest	(95,490)
Total finance lease liabilities	$784,148